Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of credit exposure
The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2024				December 31, 2023
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	2,478	—	—	2,478	2,815	—	—	2,815
Bermuda	37,227	1,631,461	186,210	1,854,898	39,843	1,772,429	189,190	2,001,462
Canada	1,417,882	—	—	1,417,882	1,198,290	—	—	1,198,290
Cayman Islands	40,675	1,068,142	218,817	1,327,634	46,870	1,171,213	197,333	1,415,416
France	207,687	—	—	207,687	—	—	—	—
Germany	1,178	—	—	1,178	1,637	—	—	1,637
Guernsey	1	552,994	103,979	656,974	1	630,157	180,179	810,337
Ireland	8,672	—	—	8,672	13,849	—	—	13,849
Japan	121,862	—	—	121,862	15,831	—	—	15,831
Jersey	—	223,964	68,217	292,181	—	181,647	17,514	199,161
Mauritius	1,055	—	—	1,055	994	—	—	994
Norway	100,148	—	—	100,148	94,698	—	—	94,698
Switzerland	3,377	—	—	3,377	1,952	—	—	1,952
The Bahamas	184	3,791	—	3,975	990	5,625	—	6,615
United Kingdom	1,240,116	1,018,948	137,654	2,396,718	558,724	1,010,537	162,002	1,731,263
United States	599,264	—	—	599,264	894,259	—	—	894,259
Other	1,705	—	—	1,705	1,206	—	—	1,206
Total gross exposure	3,783,511	4,499,300	714,877	8,997,688	2,871,959	4,771,608	746,218	8,389,785